Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Summary of Changes in Groups Provisions

	Legal contingencies	Other	Total
	(in € millions)
Carrying amount at January 1, 2023	10	19	29
Charged/(credited) to the consolidated statement of operations:
Additional provisions	4	12	16
Reversal of unutilized amounts	(2)	(8)	(10)
Exchange differences	1	—	1
Utilized	(2)	(10)	(12)
Carrying amount at December 31, 2023	11	13	24
Charged/(credited) to the consolidated statement of operations:
Additional provisions	7	3	10
Reversal of unutilized amounts	(2)	(3)	(5)
Exchange differences	—	1	1
Utilized	—	(2)	(2)
Carrying amount at December 31, 2024	16	12	28
As at December 31, 2023
Current portion	11	10	21
Non-current portion	—	3	3
As at December 31, 2024
Current portion	16	9	25
Non-current portion	—	3	3